Accruals and Other Payables (Tables)	6 Months Ended
May 31, 2026
Payables and Accruals [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Accrued staff salaries and reimbursements	346,360	572,396	73,041
Accrued professional fee	494,193	494,193	63,062
Trade creditors	59,200	59,200	7,555
Other payable	-	500,000	63,803
Total	899,753	1,625,789	207,461